FINANCIAL RISK MANAGEMENT - Commodity Price Risk (Details) - Commodity price risk	2 Months Ended	12 Months Ended
	Mar. 14, 2019 CAD ($) gigajoule	Dec. 31, 2018 CAD ($) gigajoule barrel_thermal_unit
Natural Gas Fixed Price | Less Than One Year, One
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume		10,000
Underlying derivative conversion rate		2.54
Natural Gas Fixed Price | Less Than One Year, Two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume		10,000
Underlying derivative conversion rate		2.43
Natural Gas Fixed Price | Less Than One Year, Three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume		20,000
Underlying derivative conversion rate		1.79
Natural gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable amount | $		$ 0.10
Reasonably possible change in risk variable impact on operating profit | $		$ 5,500,000
Natural gas | Later Than One Year And Not Later Than Two Years, One
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume		10,551
Underlying derivative conversion rate		1.17
Natural gas | Later Than One Year And Not Later Than Two Years, Two
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume		10,551
Underlying derivative conversion rate		1.19
Natural gas | Later Than One Year And Not Later Than Two Years, Three
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume		5,275
Underlying derivative conversion rate		1.23
Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable amount | $		$ 1.00
Reasonably possible change in risk variable impact on operating profit | $		$ 3,700,000
Crude Oil | Later Than One Year Not Later Than Two Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | barrel_thermal_unit		1,000
Underlying derivative conversion rate		87.50
Crude Oil | Later Than Two Years And Not Later Than Three Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume | barrel_thermal_unit		1,000
Underlying derivative conversion rate		77.90
Subsequent Event | Natural Gas Fixed Price | Later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume	40,000
Underlying derivative conversion rate	2.38
Subsequent Event | Natural gas | Later Than One Year Not Later Than Two Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying derivative volume	26,377
Proceeds from sales or maturity of financial instruments, classified as investing activities | $	$ 2,400,000